UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	MoneyMart Assets, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2006

Date of reporting period:	3/31/2006

Item 1. Schedule of Investments

MoneyMart Assets, Inc.

Schedule of Investments as of March 31, 2006 (Unaudited)

Principal Amount (000)	Description	Value
Certificates of Deposit - 17.0%
	Australia and New Zealand Banking Group Ltd.
$25,000	4.81%, 1/29/07	$24,995,989
	Credit Suisse First Boston, Inc.
40,000	4.6613%, 5/9/06(c)	40,000,167
	HBOS Treasury Services PLC
20,000	5.165%, 3/14/07	20,000,000
	Rabobank Nederland NV
10,000	4.7575%, 11/28/06	10,000,359
	Royal Bank of Scotland PLC
10,000	4.30%, 9/28/06	10,000,000
	Toronto Dominion Bank
25,000	3.965%, 6/28/06	25,000,000
25,000	4.0225%, 8/7/06	25,000,000

		154,996,515

Commercial Paper - 18.5%
	Amsterdam Funding Corp.
21,000	4.84%, 4/6/06(f) 144A	20,986,510
	Countrywide Financial Corp.
1,266	4.92%, 4/3/06(f)	1,265,653
	Falcon Asset Security Corp.
12,091	4.85%, 4/10/06(f) 144A	12,069,861
11,000	4.79%, 4/27/06(f) 144A	10,962,105
5,000	4.85%, 4/25/06(f) 144A	4,991,259
	Goldman Sachs Group, Inc.
3,861	4.82%, 4/3/06	3,859,964
	Nyala Funding LLC
12,000	4.75%, 5/15/06(f) 144A	11,930,333
	Old Line Funding Corp.
2,000	4.85%, 5/2/06(f) 144A	1,991,733
	Park Granada LLC
14,000	4.85%, 4/27/06(f) 144A	13,952,832
	Preferred Receivable Funding Corp.
23,252	4.84%, 4/17/06(f) 144A	23,203,429
	Prudential PLC
22,528	4.82%, 4/6/06(f) 144A	22,513,576
	Sheffield Receivables Corp.
11,000	4.84%, 4/5/06(f) 144A	10,994,366
	Skandinaviska Enskilda Banken AB
5,000	4.7925%, 11/29/06(c)	4,999,835
	Tulip Funding Corp.
25,000	4.84%, 4/18/06(f) 144A	24,944,160

		168,665,616

Other Corporate Obligations - 50.5%
	American Express Credit Corp. MTN
47,000	4.761%, 4/5/07(c)	47,000,000
	Bank One Corp.
6,777	6.875%, 8/1/06	6,834,876
	Depfa Bank PLC
6,000	4.92%, 4/13/07(c)	6,000,229
	General Electric Capital Corp. MTN
5,000	4.8525%, 4/17/07(c)	5,000,000
	HSBC Finance Corp. MTN
10,000	4.6506%, 4/5/07(c)	10,000,000
	HSBC USA, Inc. MTN
30,000	4.7288%, 4/12/07(c)	30,000,000
	Irish Life & Permanent PLC, MTN
47,000	4.80%, 4/20/07(c) 144A	46,998,417
	JP Morgan Chase & Co.
1,850	5.625%, 8/15/06	1,859,204
	Merrill Lynch & Co., Inc. MTN
45,000	4.92%, 4/11/07(c)	45,000,000
	Metropolitan Life Insurance Co.
20,000	4.70%, 10/2/06(c)(e)
	(cost: $20,000,000; purchased 10/3/05)	20,000,000
	Morgan Stanley Dean Witter Co. MTN
47,000	4.66%, 4/3/07(c)	46,999,999
	National City Bank
25,000	5.01%, 2/14/07	25,000,000
	Nationwide Building Society
30,000	5.0248%, 4/27/07(c) 144A	30,019,579
	Nordea Bank AB
32,000	4.70%, 4/11/07(c) 144A	32,000,000
	Pacific Life Insurance Co.
1,000	5.0369%, 4/13/07(c)(e)
	(cost: $1,000,000; purchased 10/15/05)	1,000,000
	Skandinaviska Enskilda Banken AB
40,000	4.7662%, 4/16/07(c) 144A	40,000,000
	Wells Fargo & Co.
35,000	4.60%, 4/3/07(c)	35,000,000
	Westpac Banking Corp. MTN
32,000	4.93%, 4/11/07(c)	32,000,000

		460,712,304

U.S. Government Agency Obligations - 7.1%
	Federal Home Loan Bank
25,115	2.875%, 8/15/06	25,006,335
	Federal National Mortgage Association
40,000	4.55%, 9/7/06(c)	39,987,046

		64,993,381

Municipal Bonds - 1.5%
	Fulton County Development Authority
3,200	4.90%, 9/1/06(b)	3,200,000
	Los Angeles Department of Water & Power
10,000	4.85%, 4/5/06(b)	10,000,000

		13,200,000

Repurchase Agreements 5.5%
	Goldman Sachs Group, Inc.
50,000	4.81%, dated 3/27/06 due 4/3/06 repurchase amount $50,046,764(d) (cost $50,000,000)	50,000,000

	Total Investments 100.1% (amortized cost $912,567,816)(a)	912,567,816
	Liabilities in excess of other assets (0.1%)	(824,241)

	Net Assets 100%	$911,743,575

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(a)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(b)	Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(c)	Floating Rate Security. The interest rate shown reflects the rate in effect at March 31, 2006.
(d)	Collateralized by $51,444,883 Federal National Mortgage Association Strip with principal only, maturity dates of 10/1/15 – 2/1/36. The value of the collateral including accrued interest was $51,000,001.
(e)	Indicates a restricted security and has been deemed illiquid. The aggregate cost and value of restricted securities is $21,000,000 and represents 2.3% of net assets.
(f)	Rate quoted represents yield-to-maturity as of purchase date.

Notes to Schedule of Investments (Unaudited)

Securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. If the amortized cost method is determined not to represent fair value, the fair value is determined by or under the direction of the Board of Directors. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MoneyMart Assets, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date May 30, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 30, 2006

*	Print the name and title of each signing officer under his or her signature.